Share-Based Compensation - Additional Information about the Stock Option Outstanding and Exercisable (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	1,261,638	1,414,594	1,098,486	770,062
Weighted Average Exercise Price	$ 2.41	$ 2.90	$ 1.39	$ 0.34
Aggregate Intrinsic Value	$ 7,210
Options Exercisable	500,797	686,439
Weighted Average Exercise Price	$ 0.92	$ 1.22
Aggregate Intrinsic Value	$ 3,606
Scenario, Previously Reported
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	1,261,637
Weighted Average Exercise Price	$ 2.40
0.02
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.02
Options Outstanding	11,363
Average Remaining Contractual Life (Years)	5 years 10 months 24 days
Options Exercisable	11,363
0.15
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.15
Options Outstanding	72,987
Average Remaining Contractual Life (Years)	6 years 4 months 24 days
Options Exercisable	67,510
0.4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.40
Options Outstanding	544,493
Average Remaining Contractual Life (Years)	7 years 7 months 6 days
Options Exercisable	329,131
3.08
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 3.08
Options Outstanding	31,818
Average Remaining Contractual Life (Years)	8 years 7 months 6 days
Options Exercisable	11,267
3.41
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 3.41
Options Outstanding	311,357
Average Remaining Contractual Life (Years)	9 years
Options Exercisable	79,254
5.57
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 5.57
Options Outstanding	232,802
Average Remaining Contractual Life (Years)	9 years 10 months 24 days
6.16
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 6.16
Options Outstanding	56,817
Average Remaining Contractual Life (Years)	9 years 6 months
Options Exercisable	2,272